Cover	Jul. 21, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by AEON Biopharma, Inc. (the “Company”) on July 27, 2023, (the “Original Report”), in which the Company reported, among other events, the completion of the Transactions. This Amendment No. 1 amends Items 9.01(a) and 9.01(b) in the Original Report to include (a) the unaudited condensed consolidated financial statements of AEON Biopharma, Inc., a Delaware corporation formerly known as AEON Biopharma, Inc. (“Old AEON”), as of June 30, 2023 and for the three and six months ended June 30, 2023 and 2022, and (b) the unaudited pro forma condensed combined financial information of Priveterra Acquisition Corp. (“Priveterra”) and Old AEON as of and for the six months ended June 30, 2023 and for the year ended December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Document Period End Date	Jul. 21, 2023
Entity File Number	001-40021
Entity Registrant Name	AEON Biopharma, Inc.
Entity Central Index Key	0001837607
Entity Tax Identification Number	85-3940478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Park Plaza,
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	354-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	AEON
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	AEON WS
Security Exchange Name	NYSE